CAPITAL STOCK (Details Narrative) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	350,000,000	350,000,000	350,000,000
Common stock, Issued	171,941,673	146,806,928	82,371,853
Preferred stock, Par value	$ 0.001
Preferred stock, Authorized	25,000,000
Series A Convertible Preferred Stock
Preferred stock, Outstanding	100
Series B Convertible Preferred Stock
Preferred stock, Outstanding	14,750,000